Eaton Vance
Enhanced Equity Income Fund II
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%(1)
Security	Shares	Value
Aerospace & Defense — 1.9%
HEICO Corp.	44,219	$ 14,274,778
TransDigm Group, Inc.	8,162	10,757,679
		$ 25,032,457
Automobiles — 1.2%
Tesla, Inc.(2)	35,819	$ 15,929,426
		$ 15,929,426
Beverages — 1.2%
Coca-Cola Co.	228,698	$ 15,167,251
		$ 15,167,251
Biotechnology — 2.6%
AbbVie, Inc.	118,856	$ 27,519,918
Caris Life Sciences, Inc.(2)	228,038	6,898,150
		$ 34,418,068
Broadline Retail — 7.5%
Amazon.com, Inc.(2)	445,334	$ 97,781,986
		$ 97,781,986
Building Products — 2.2%
AAON, Inc.	173,494	$ 16,211,279
Trane Technologies PLC	29,138	12,295,071
		$ 28,506,350
Capital Markets — 1.9%
Blue Owl Capital, Inc.	342,017	$ 5,790,348
Intercontinental Exchange, Inc.	34,397	5,795,206
S&P Global, Inc.	12,015	5,847,821
Tradeweb Markets, Inc., Class A	66,979	7,433,329
		$ 24,866,704
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	67,045	$ 11,786,511
		$ 11,786,511
Communications Equipment — 1.2%
Arista Networks, Inc.(2)	107,967	$ 15,731,872
		$ 15,731,872
Security	Shares	Value
Construction & Engineering — 0.8%
Quanta Services, Inc.	25,954	$ 10,755,857
		$ 10,755,857
Consumer Staples Distribution & Retail — 2.9%
BJ's Wholesale Club Holdings, Inc.(2)	46,298	$ 4,317,288
Costco Wholesale Corp.	21,298	19,714,068
Walmart, Inc.	129,277	13,323,288
		$ 37,354,644
Electrical Equipment — 1.0%
AMETEK, Inc.	66,830	$ 12,564,040
		$ 12,564,040
Entertainment — 2.9%
Netflix, Inc.(2)	31,890	$ 38,233,559
		$ 38,233,559
Financial Services — 3.5%
Shift4 Payments, Inc., Class A(2)	165,740	$ 12,828,276
Visa, Inc., Class A	96,648	32,993,694
		$ 45,821,970
Health Care Equipment & Supplies — 1.3%
Edwards Lifesciences Corp.(2)	134,729	$ 10,477,874
Hologic, Inc.(2)	98,703	6,661,466
		$ 17,139,340
Insurance — 0.6%
Arthur J. Gallagher & Co.	23,149	$ 7,170,171
		$ 7,170,171
Interactive Media & Services — 11.2%
Alphabet, Inc., Class C	344,794	$ 83,974,579
Meta Platforms, Inc., Class A	83,888	61,605,669
		$ 145,580,248
Pharmaceuticals — 2.5%
Eli Lilly & Co.	42,892	$ 32,726,596
		$ 32,726,596
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(2)	135,554	$ 11,436,691
FirstService Corp.	32,426	6,176,829
		$ 17,613,520

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 24.2%
Analog Devices, Inc.	36,380	$ 8,938,566
Broadcom, Inc.	256,258	84,542,077
Lam Research Corp.	229,579	30,740,628
NVIDIA Corp.	1,028,775	191,948,839
		$ 316,170,110
Software — 16.7%
Fair Isaac Corp.(2)	5,040	$ 7,542,511
Fortinet, Inc.(2)	123,567	10,389,514
Intuit, Inc.	30,425	20,777,537
Microsoft Corp.	227,111	117,632,143
Nutanix, Inc., Class A(2)	147,157	10,947,009
Oracle Corp.	94,613	26,608,960
ServiceTitan, Inc., Class A(2)	89,117	8,985,667
Synopsys, Inc.(2)	31,647	15,614,313
		$ 218,497,654
Specialty Retail — 3.7%
Burlington Stores, Inc.(2)	27,664	$ 7,040,488
Home Depot, Inc.	17,645	7,149,577
TJX Cos., Inc.	231,527	33,464,913
		$ 47,654,978
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	370,896	$ 94,441,248
		$ 94,441,248
Total Common Stocks (identified cost $481,600,880)		$1,310,944,560
Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	2,898,532	$ 2,898,532
Total Short-Term Investments (identified cost $2,898,532)		$ 2,898,532
Total Investments — 100.7% (identified cost $484,499,412)		$1,313,843,092
Total Written Covered Call Options — (0.7)% (premiums received $10,532,664)		$ (9,386,130)
Other Assets, Less Liabilities — 0.0%†		$ 176,480
Net Assets — 100.0%		$1,304,633,442
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2025 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Written Covered Call Options (Exchange-Traded) — (0.7)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AAON, Inc.	865	$8,082,560	$90	10/17/25	$ (592,525)
AbbVie, Inc.	365	8,451,210	230	10/17/25	(175,930)
Alphabet, Inc., Class C	1,720	41,890,600	270	10/24/25	(223,600)
Amazon.com, Inc.	2,225	48,854,325	245	10/24/25	(166,875)
AMETEK, Inc.	330	6,204,000	195	10/17/25	(21,450)
Analog Devices, Inc.	180	4,422,600	260	10/24/25	(42,120)
Apple, Inc.	1,850	47,106,550	270	10/31/25	(488,400)
Arista Networks, Inc.	535	7,795,485	155	10/17/25	(128,400)
Arthur J. Gallagher & Co.	115	3,562,010	300	10/17/25	(156,400)
BJ’s Wholesale Club Holdings, Inc.	230	2,144,750	105	10/17/25	(3,450)
Blue Owl Capital, Inc.	1,710	2,895,030	19	10/17/25	(8,550)
Broadcom, Inc.	1,280	41,146,880	350	10/31/25	(1,081,600)

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Burlington Stores, Inc.	135	$3,435,750	$280	10/24/25	$ (9,113)
Caris Life Sciences, Inc.	1,140	3,448,500	40	10/17/25	(12,540)
Coca-Cola Co.	1,140	7,560,480	68	10/31/25	(96,900)
CoStar Group, Inc.	570	4,809,090	100	10/17/25	(2,850)
Costco Wholesale Corp.	105	9,719,115	960	10/31/25	(109,830)
Edwards Lifesciences Corp.	670	5,210,590	85	10/17/25	(5,025)
Eli Lilly & Co.	205	15,641,500	810	10/17/25	(127,920)
Fair Isaac Corp.	25	3,741,325	1,650	10/17/25	(25,525)
Fortinet, Inc.	615	5,170,920	85	10/17/25	(116,235)
HEICO Corp.	220	7,102,040	340	10/17/25	(35,200)
Home Depot, Inc.	85	3,444,115	430	10/24/25	(8,500)
Intercontinental Exchange, Inc.	170	2,864,160	180	10/17/25	(3,400)
Intuit, Inc.	150	10,243,650	720	10/31/25	(109,500)
Lam Research Corp.	1,145	15,331,550	143	10/31/25	(463,725)
Meta Platforms, Inc., Class A	415	30,476,770	800	10/31/25	(522,900)
Microsoft Corp.	1,135	58,787,325	515	10/10/25	(1,021,500)
Netflix, Inc.	155	18,160,885	1,280	10/31/25	(422,375)
Nutanix, Inc., Class A	735	5,467,665	85	10/17/25	(8,820)
NVIDIA Corp.	5,140	95,902,120	185	10/3/25	(1,819,560)
Oracle Corp.	470	13,218,280	315	10/31/25	(277,300)
S&P Global, Inc.	60	2,920,260	510	10/31/25	(32,100)
ServiceTitan, Inc.	445	4,486,935	125	10/17/25	(3,560)
Shift4 Payments, Inc., Class A	825	6,385,500	93	10/17/25	(39,187)
Synopsys, Inc.	155	7,647,545	530	10/24/25	(111,600)
Tesla, Inc.	175	7,782,600	470	10/17/25	(216,125)
TJX Cos., Inc.	1,155	16,694,370	144	10/24/25	(332,640)
Tradeweb Markets, Inc., Class A	330	3,662,340	125	10/17/25	(12,375)
Trane Technologies PLC	145	6,118,420	430	10/17/25	(86,565)
Visa, Inc., Class A	480	16,386,240	355	10/31/25	(226,560)
Walmart, Inc.	645	6,647,370	106	10/10/25	(29,025)
Waste Connections, Inc.	335	5,889,300	185	10/17/25	(8,375)
Total					$(9,386,130)
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,898,532, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,598,210	$143,737,439	$(142,437,117)	$ —	$ —	$2,898,532	$376,553	2,898,532
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,310,944,560*	$ —	$ —	$1,310,944,560
Short-Term Investments	2,898,532	—	—	2,898,532
Total Investments	$1,313,843,092	$ —	$ —	$1,313,843,092
Liability Description
Written Covered Call Options	$ (9,386,130)	$ —	$ —	$ (9,386,130)
Total	$ (9,386,130)	$ —	$ —	$ (9,386,130)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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